Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Digital Health ETF	Oct. 30, 2024
Fidelity Digital Health ETF | Return Before Taxes
Average Annual Return:
Past 1 year	4.54%
Since Inception	(10.77%)	[1]
Fidelity Digital Health ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.53%
Since Inception	(10.78%)	[1]
Fidelity Digital Health ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.69%
Since Inception	(8.06%)	[1]
IXV7O
Average Annual Return:
Past 1 year	4.95%
Since Inception	(10.33%)
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	3.12%

[1]	A From October 5, 2021 .